Fair Value Measurements and Fair Value of Financial Instruments (Tables)	12 Months Ended
Sep. 30, 2012
Fair Value Measurements [Abstract]
Financial Assets Measured at Fair Value on a Recurring Basis [Table Text Block]

Description	Fair Value	(Level 1) Quoted Prices in Active Markets for Identical Assets	(Level 2) Significant Other Observable Inputs	(Level 3) Significant Unobservable Inputs
	(In thousands)
September 30, 2012
Securities available for sale:
U.S. Government Agencies	$24,088	$—	$24,088	$—
Corporate bonds	4,599	—	4,599	—
Municipal bonds	3,892	—	3,892	—
Mortgage-backed securities	15,782	—	15,782	—

September 30, 2012
Securities available for sale:
U.S. Government Agencies	$35,674	$—	$35,674	$—
Corporate bonds	3,805	—	3,805	—
Municipal bonds	1,163	—	1,163	—
Mortgage-backed securities	19,120	—	19,120	—

Financial Assets Measured at Fair Value on a Non-Recurring Basis [Table Text Block]

Description	Fair Value	(Level 1) Quoted Prices in Active Markets for Identical Assets	(Level 2) Significant Other Observable Inputs	(Level 3) Significant Unobservable Inputs
		(In thousands)
September 30, 2012
Impaired loans subject to specific valuation allowances	$1,444	$—	$—	$1,444

September 30, 2011
Impaired loans subject to specific valuation allowances	$619	$—	$—	$619

Additional Quantitative Information About Assets Measured at Fair Value on a Nonrecurring Basis [Table Text Block]

(Dollars in thousands)
Impaired loans	Fair value estimate	Valuation techniques	Unobservable input	Range	Weighted average
September 30, 2012	$1,444	Discounted cash flows (1)	Liquidation expenses (2)	-1.46% to -6.47%	-3.24%
September 30, 2011	$619	Appraisal of collateral (1)	Liquidation expenses (2)	-1.33% to -6.95%	-1.96%